Debt and Interest Rate Swap Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt And Interest Rate Swap [Abstract]
Term Loan, Interest Rates	3.646%	[1]
Term Loan	$ 318,750		$ 361,250
Less: Short-term debt	42,500		42,500
Long-term debt	$ 276,250		$ 318,750

[1]	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.